RS - Summary of Performance Shares of Related Parties (Details) - Performance share	12 Months Ended
Dec. 31, 2023 shares
Management Board
Performance Shares of Related Parties [Line Items]
Beginning balance (in shares)	626
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(469)
Forfeitures (in shares)	0
Conversion to Shares (in shares)	(157)
Ending balance (in shares)	0
Jean-Paul Kress, M.D.
Performance Shares of Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Forfeitures (in shares)	0
Conversion to Shares (in shares)	0
Ending balance (in shares)	0
Sung Lee
Performance Shares of Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Forfeitures (in shares)	0
Conversion to Shares (in shares)	0
Ending balance (in shares)	0
Charlotte Lohmann
Performance Shares of Related Parties [Line Items]
Beginning balance (in shares)	626
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(469)
Forfeitures (in shares)	0
Conversion to Shares (in shares)	(157)
Ending balance (in shares)	0
Lucinda Crabtree PhD
Performance Shares of Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Forfeitures (in shares)	0
Conversion to Shares (in shares)	0
Ending balance (in shares)	0